SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Trade and other payable
Other receivables	$ 7,789,873	$ 4,770,672
Parent company
Trade and other payable
Trade receivables	8,337
Other receivables	815,770	102,069
Parents companies and related parties to Parents
Trade and other payable
Other receivables	815,770	102,069
Shareholders and other other related parties
Trade and other payable
Trade receivables	240,954	1,090,004
Other receivables	1,759	2,102
Allowance for impairment	(378)	(768)
Other receivables - Other related parties
Trade and other payable
Other receivables	1,759	83,839
Joint ventures
Trade and other payable
Trade receivables		120,992
Other receivables	1,603,878	1,562,340
Amounts receivable from related parties	$ 2,670,320	$ 2,958,476